Stock Option Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Option Plan	Stock Option PlanThe number of shares of common stock reserved under the 2010 Equity Incentive Plan was 31,994,478 shares as of March 31, 2021 and December 30, 2020.
The shares available for grant under the Plan were as follows:

Three Months Ended March 31,2021
Balance at the beginning of period	442,891
Granted	(215,000)
Cancelled/forfeited	208,003
Balance at the ending of period	435,894
A summary of the Company’s stock option activity and related information was as follows:

	Options Outstanding
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2020 (1)	22,609,796	3.40	7.4	$65,056
Granted	215,000	6.27
Exercised	(634,183)	3.13
Cancelled/forfeited/expired	(208,003)	4.52
Balance as of March 31, 2021 (2)	21,982,610	3.42	7.1	$189,240
Exercisable as of March 31, 2021 (2)	12,903,458	2.70	6.0	$120,389
__________________
(1)Excluding CEO Equity Awards of 3,000,000 shares and Milestone Options of 750,000 shares, of which 562,500 shares vested and exercisable as of December 31, 2020. Refer to section below for further details.
(2)Excluding CEO Equity Awards and Milestone Options of 3,750,000 shares outstanding, of which 750,000 shares vested and exercisable as of March 31, 2021.
In March 2020, in conjunction with Mr. Allen’s appointment as the President and Chief Executive Officer, the board of directors approved a grant to Mr. Allen of stock option awards with respect to 5,250,000 shares, comprised of (1) 1,500,000 shares of a time-based award with an exercise price of $4.75 per share vesting quarterly over 4 years, (2) 3,000,000 shares of a time-based award consisting of 4 tranches with an exercise price of $10, $15, $20 and $25 per share, respectively, and vesting quarterly over 4 years (“Equity Awards”), and (3) 750,000 shares of milestone-based award with an exercise price of $4.75 per share will vest entirely and become exercisable on the first trading day following the expiration of the lockup period of the Company’s initial public offering or the consummation of a change in control of the Company (“Milestone Options”). The Milestone Options shall vest in full and became exercisable upon the consummation of a merger involving a Special Purpose Acquisition Company.
The stock-based compensation expense for Milestone Options will be recognized at the time the performance milestone becomes probable of achievement. No stock-based compensation expense related to the Milestone Options was recognized as of March 31, 2021 as the performance condition was not considered probable of achievement. The unrecognized stock-based compensation expense associated with the Milestone Options was $2.1 million on the grant date and as of March 31, 2021.
The weighted average fair value of stock options granted was $7.81 per share for the three months ended March 31, 2021. Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money stock options. The total intrinsic value of stock options exercised was $0.9 million for the three months ended March 31, 2021. The total estimated grant date fair value of stock options vested was $2.8 million for the three months ended March 31, 2021. As of March 31, 2021, the total unrecognized stock-based compensation expense related to outstanding stock options was $33.6 million, which is expected to be recognized over a weighted-average period of 2.7 years.
Determining Fair Value of Stock Options
The fair value of stock options granted is estimated on the date of grant using the following assumptions:

	Three Months Ended March 31,
	2021	2020
Expected term (in years)	6.1	6.0
Risk-free interest rate	1.1%	0.6%
Expected volatility	56.0%	67.1%
Expected dividend rate	—	—
Stock-based Compensation Expense
Stock-based compensation expense included in operating results was as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Cost of goods sold	$276	$225
Research and development	513	372
Selling, general and administrative	2,208	1,828
Total stock-based compensation expense	$2,997	$2,425
Stock Option Plan
In 2010, the Company adopted the 2010 Equity Incentive Plan (the “Plan”). The Plan provides for the issuance of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock, and restricted stock units. Non-statutory stock options, stock appreciation rights, restricted stock, and restricted stock units may be granted to employees, directors, and consultants, but only employees may be granted incentive stock options. No stock appreciation rights, restricted stock, or restricted stock units had been issued under the Plan as of December 31, 2020.
The exercise price per share of all stock options granted under the Plan must equal at least 100% of the fair market value per share of the Company’s common stock on the date of grant as determined by the board of directors. If, at the time the Company grants an incentive stock option, the optionee owns stock representing more than 10% of the total combined voting power of all classes of stock of the Company, the exercise price per share must be at least 110% of the fair market value per share of the Company’s common stock on the date of grant and the stock options will expire five years after the date of grant. Except as noted above, stock options expire no more than ten years after the date of grant.
Generally, a terminated service provider may exercise stock options within three months of termination. Awards that expire or are cancelled without delivery of shares generally become available for re-issuance under the 2010 Plan.
Stock option awards generally vest over a four-year period, with 25% vesting after one year from date of grant and quarterly thereafter. Certain awards have shorter vesting periods.
During 2020, the board of directors approved an increase in the number of shares of common stock reserved under the 2010 Equity Incentive Plan by 6,000,000 shares to 31,994,478 shares.
The shares available for grant under the Plan were as follows:

	Year Ended December 31,
	2020	2019	2018
Balance at the beginning of period	2,362,407	3,627,104	2,751,406
Additional shares authorized	6,000,000	1,519,075	6,847,235
Granted	(10,281,875)	(3,359,941)	(7,312,022)
Repurchased	—	9,000	—
Cancelled/forfeited	2,362,359	567,169	1,340,485
Balance at the ending of period	442,891	2,362,407	3,627,104
A summary of the Company’s stock option activity and related information was as follows:

	Options Outstanding
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Balance as of December 31, 2017	13,764,812	$1.67	8.3	9,498
Granted	7,312,022	4.11
Exercised	(1,217,877)	1.60
Cancelled/forfeited/expired	(1,340,485)	2.06
Balance as of December 31, 2018	18,518,472	$2.61	8.3	42,951
Granted	3,359,941	5.23
Exercised	(909,259)	1.90
Cancelled/forfeited/expired	(567,169)	3.50
Balance as of December 31, 2019	20,401,985	$3.05	7.6	34,723
Granted1	6,531,875	4.36
Exercised	(1,961,705)	2.14
Cancelled/forfeited/expired	(2,362,359)	4.11
Balance as of December 31, 2020(1)	22,609,796	$3.40	7.4	65,056
Exercisable as of December 31, 2020	12,637,973	2.63	6.2	46,004
__________________
(1)Excluding CEO Equity Awards of 3,000,000 shares and Milestone Options of 750,000 shares, of which 562,500 shares exercisable as of December 31, 2020. Refer to section below for further details.
In March 2020, in conjunction with Mr. Allen’s appointment as the President and Chief Executive Officer, the board of directors approved a grant to Mr. Allen of stock option awards with respect to 5,250,000 shares, comprised of (1) 1,500,000 shares of time-based award with an exercise price of $4.75 per share vesting quarterly over 4 years, (2) 3,000,000 shares of time-based award consists of 4 tranches with an exercise price of $10, $15, $20 and $25 per share, respectively, and vesting quarterly over 4 years (“Equity Awards”), and (3) 750,000 shares of milestone-based award with exercise price of $4.75 per share will vest entirely and become exercisable on the first trading day following the expiration of the lockup period of the Company’s initial public offering or the consummation of a change in control of the Company (“Milestone Options”). The Milestone Options shall vest in full and became exercisable upon the consummation of a merger involving a Special Purpose Acquisition Company.
The stock-based compensation expense for Milestone Options will be recognized at the time the performance milestone becomes probable of achievement. No stock-based compensation expense related to the Milestone Options was recognized as of December 31, 2020 as the performance condition was not considered probable of achievement. The unrecognized stock-based compensation expense associated with the Milestone Options was $2.1 million on the grant date and as of December 31, 2020.
The weighted average fair value of stock options granted, excluding the 3,000,000 shares underlying the Equity Awards with exercise price of $10, $15, $20 or $25 per share and 750,000 shares underlying the Milestone Options, was $3.13 per share for 2020. The weighted average fair value of stock options granted was $3.14 per share for 2019 and $2.64 per share for 2018. Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money stock options. The total intrinsic value of stock options exercised was $4.3 million for 2020, $2.9 million for 2019 and $2.3 million for 2018. The total estimated grant date fair value of stock options vested was $9.9 million for 2020, $8.3 million for 2019 and $4.7 million for 2018. As of December 31, 2020, the total unrecognized stock-based compensation expense related to outstanding stock options was $34.8 million, which is expected to be recognized over a weighted-average period of 2.9 years.
Determining Fair Value of Stock Options
The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The fair value of each stock option grant is estimated on the date of the grant. The fair value of the common stock underlying the stock options has historically been determined by the board of directors. There has been no public market for the Company’s common stock. Therefore, the board of directors has determined the fair value of the common stock at the time of the stock option grant by considering a number of objective and subjective factors including independent third-party valuation reports, valuations of comparable companies, sales of convertible preferred stock and common stock to unrelated third parties, operating and financial performance, lack of liquidity of capital stock and general and industry-specific economic outlook, among other factors. The fair value of the underlying common stock shall be determined by the board of directors until such time that the Company’s common stock is listed on an established stock exchange or national market system.
The fair value of stock options granted is estimated on the date of grant using the following assumptions:

	Year Ended December 31,
	2020	2019	2018
Expected term (in years)	6.1	6.1	6.0
Risk-free interest rate	0.5%	1.8%	2.8%
Expected volatility	69.1%	65.4%	71.5%
Expected dividend rate	—	—	—
Expected Term — The Company estimates the expected term consistent with the simplified method. The Company elected to use the simplified method because of its limited history of stock option exercise activity. The simplified method calculates the expected term as the average of the vesting and contractual terms of the award.
Volatility — Since the Company has no trading history by which to determine the volatility of its own common stock price, the expected volatility being used is derived from the historical stock volatility of a representative industry peer group of comparable publicly listed companies over a period approximately equal to the expected term of the stock options.
Risk-Free Interest Rate — The risk-free interest rate is based on U.S. Treasury zero coupon issues with remaining terms similar to the expected term on the options.
Expected Dividend — The Company has never declared or paid any cash dividends and does not plan to pay cash dividends in the foreseeable future, and, therefore, used an expected dividend yield of zero in the valuation model.
Forfeiture — All stock-based payment awards are amortized on a straight-line basis over the requisite service periods of the awards, which are generally the vesting periods. Under the ASU No. 2016-09, Compensation — Stock Compensation: Improvements to Employee Share-Based Payment Accounting, the Company elected to account for forfeitures when they occur.
Stock-based Compensation Expense
Stock-based compensation expense included in operating results was as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Cost of goods sold	$929	$826	$553
Research and development	1,616	1,436	1,227
Selling, general and administrative	7,737	6,258	3,596
Total stock-based compensation expense	$10,282	$8,520	$5,376